DEBT (Tables)	12 Months Ended
Dec. 31, 2017
DEBT
Schedule of short-term and long-term debt

	As of December 31,
	2016	2017
Short-term debt:
Long-term bank borrowings, current portion	—	131
Short-term bank borrowings	298,291	130,684

Total	298,291	130,815

Long-term debt:
Long-term bank borrowings, non-current portion	—	1,894,722
Convertible senior notes	—	3,027,052

Total	—	4,921,774